Investments In Associates & Joint Ventures	12 Months Ended
Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Abstract]
Investments in Associates & Joint Ventures
10. Investments in Associates & Joint Ventures

For the year ended	July 31, 2020			July 31, 2019
	Truss LP	Other	Total	Truss LP	Other	Total
	$	$	$	$	$	$
Opening Balance	51,786	1,063	52,849	—	—	—
Cash contributed to investment	29,155	1,231	30,386	11,476	1,106	12,582
Fair value of warrant consideration	—	—	—	42,386	—	42,386
Capitalized transaction costs	—	109	109	720	125	845
Share of net loss for the year	(5,975)	(356)	(6,331)	(2,796)	(168)	(2,964)
Impairment	—	(707)	(707)	—	—	—
Ending Balance	74,966	1,340	76,306	51,786	1,063	52,849

The table below summarises financial information for the Company's associate that are material to the group, which is the investment in Truss LP. The information disclosed reflects the amounts presented in the financial statements of the associate and not the Company's share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

	Truss LP
As at	July 31, 2020	July 31, 2019
Statement of Financial Position	$	$
Cash and cash equivalents	19,561	14,318
Current assets (excluded cash and cash equivalents)	7,867	5,701

Non- current assets	66,863	7,880

Current liabilities	11,112	7,477
Non-current liabilities	8,903	—

Period	year ended July 31, 2020	11 months ended July 31, 2019
Statement of Comprehensive Loss
Revenue	705(1)	—

Operating expenses excluding depreciation and amortization	(12,243)	(6,579)
Depreciation and amortization	(617)	—
Other expenses	(7)	—
Loss from operations	(13,423)	(6,579)
Interest income	1	—
Interest expenses	(233)	—
Income tax expenses	—	—
Total comprehensive loss	(13,655)	(6,579)

[1]The Company notes, the revenues of Truss LP are rental fees paid by the Company for the sublease it has with the sub-lessor, Truss LP.

The following table is a reconciliation of summarized financial information of the Company's' significant investment in Truss LP to the carrying amount of the investment for the year ended July 31, 2020 and 2019.

For the year ended	July 31, 2020	July 31, 2019
	$	$
Opening net assets	20,423	—
Acquisition of associate/capital calls	68,600	27,002
Total comprehensive loss	(14,059)	(6,579)
Closing net assets	74,964	20,423
Interest in associate	42.5%	42.5%
Interest in associate value	31,860	8,680
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Total interest in associate value	74,966	51,786

Truss

On October 4, 2018, the formation of the entity Truss Limited Partnership between the Company and Molson Coors Canada (the "Partner") was finalized. Truss is a standalone entity with its own board of directors and an independent management team and is incorporated in Canada. Truss is a private limited partnership and its principal operating activities consist of pursuing opportunities to develop non-alcoholic, cannabis-infused beverages.

The Partner holds 57,500 common shares representing 57.5% controlling interest in Truss with the Company holding 42,500 common shares and representing the remaining 42.5%. In connection with the formation of Truss, the Company granted the Partner 11,500,000 common share warrants in the Company at an exercise price of $6.00 for a period of three years (Note 16).